Income Taxes - Schedule of Unrecognized Tax Benefits Reconciliation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,912	11,577	4,315	2,833
Increase relating to current year tax positions	3,113	18,843	7,464	2,738
Decrease relating to prior year tax positions	(489)	(2,955)		(1,253)
Decrease relating to expiration of applicable statute of limitations	(9)	(60)	(202)	(3)
Balance at end of year	$ 4,527	27,405	11,577	4,315